UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00994

                             BURNHAM INVESTORS TRUST
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1325 Avenue of the Americas, 26th Floor
                               New York, NY 10019
     -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Jon M. Burnham
                     1325 Avenue of the Americas, 26th Floor
                               New York, NY 10019
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-874-3863

                      Date of fiscal year end: DECEMBER 31

                  Date of reporting period: SEPTEMBER 30, 2007




ITEM 1. SCHEDULE OF INVESTMENTS.


Burnham Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2007 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 89.67%
(PERCENTAGE OF NET ASSETS)

CONSUMER DISCRETIONARY 6.22%
AUTO MANUFACTURERS - FOREIGN 1.67%
   Toyota Motor Corp. - ADR                           15,000   $      1,752,900
                                                               -----------------
CONSUMER ELECTRONICS 0.92%
   Sony Corp. - ADR a                                 20,000            961,200
                                                               -----------------
HOTELS, RESORTS & CRUISE LINES 1.03%
   Marriott International, Inc., Class A              25,000          1,086,750
                                                               -----------------
RESTAURANTS 2.60%
   McDonald's Corp.                                   50,000          2,723,500
                                                               -----------------
TOTAL CONSUMER DISCRETIONARY (COST: $4,534,426)                       6,524,350
                                                               -----------------
CONSUMER STAPLES 6.91%
DRUG RETAIL 0.22%
 o Rite Aid Corp. a                                   50,000            231,000
                                                               -----------------
HOUSEHOLD PRODUCTS 2.36%
   Colgate-Palmolive Co.                              15,000          1,069,800
   Procter & Gamble Co.                               20,000          1,406,800
                                                               -----------------
                                                                      2,476,600
                                                               -----------------
PACKAGED FOOD & MEATS 1.53%
 o The Hain Celestial Group, Inc.                     50,000          1,606,500
                                                               -----------------
SOFT DRINKS 2.80%
   PepsiCo, Inc.                                      40,000          2,930,400
                                                               -----------------
TOTAL CONSUMER STAPLES (COST: $4,861,276)                             7,244,500
                                                               -----------------
ENERGY  25.12%
ENERGY-ALTERNATE SOURCES 0.95%
 o Suntech Power Holdings Co., Ltd. -
     Sponsored ADR                                    25,000            997,500
                                                               -----------------
INTEGRATED OIL & GAS 11.45%
   Chevron Corp.                                      20,000          1,871,600
   ConocoPhillips                                     10,000            877,700
   Exxon Mobil Corp.                                 100,000          9,256,000
                                                               -----------------
                                                                     12,005,300
                                                               -----------------
OIL & GAS - EXPLORATION & PRODUCTION 5.19%
   Chesapeake Energy Corp. a                          60,000          2,115,600
   Devon Energy Corp.                                 40,000          3,328,000
                                                               -----------------
                                                                      5,443,600
                                                               -----------------
OIL & GAS - REFINING/MARKETING &
  TRANSPORTATION 6.60%
   Eagle Rock Energy Partners L.P. a                  40,000            839,600
   Kinder Morgan Management, LLC                      42,773          1,999,623
   The Williams Companies, Inc.                      100,000          3,406,000
   Valero Energy Corp.                                10,000            671,800
                                                               -----------------
                                                                      6,917,023
                                                               -----------------

                                                   NUMBER OF
                                                     SHARES          VALUE
--------------------------------------------------------------------------------
OIL & GAS - STORAGE & TRANSPORTATION 0.93%
   Spectra Energy Corp.                               40,000   $        979,200
                                                               -----------------
TOTAL ENERGY (COST: $11,175,752)                                     26,342,623
                                                               -----------------
FINANCIAL SERVICES 13.78%
CONSUMER FINANCE 4.85%
   American Express Co.                               75,000          4,452,750
   Western Union Co.                                  30,000            629,100
                                                               -----------------
                                                                      5,081,850
                                                               -----------------
DIVERSIFIED FINANCIAL SERVICES 1.33%
   Penn West Energy Trust a                           45,000          1,398,150
                                                               -----------------
INVESTMENT BANKING & BROKERAGE 2.37%
   Morgan Stanley                                     20,000          1,260,000
   The Bear Stearns Companies Inc.                    10,000          1,228,100
                                                               -----------------
                                                                      2,488,100
                                                               -----------------
LIFE & HEALTH INSURANCE 1.33%
   MetLife, Inc.                                      20,000          1,394,600
                                                               -----------------
OTHER DIVERSIFIED FINANCIAL SERVICES 3.08%
   Citigroup Inc.                                     20,000            933,400
   JPMorgan Chase & Co.                               50,000          2,291,000
                                                               -----------------
                                                                      3,224,400
                                                               -----------------
THRIFTS & MORTGAGE FINANCE 0.82%
   People's United Financial, Inc.                    50,000            864,000
                                                               -----------------
TOTAL FINANCIAL SERVICES (COST: $9,837,740)                          14,451,100
                                                               -----------------
INDUSTRIALS  8.59%
AEROSPACE/DEFENSE 3.54%
   The Boeing Co. 3                                   20,000          2,099,800
   United Technologies Corporation                    20,000          1,609,600
                                                               -----------------
                                                                      3,709,400
                                                               -----------------
CONSTRUCTION MATERIALS 1.69%
   The Manitowoc Co., Inc.                            40,000          1,771,200
                                                               -----------------
INDUSTRIAL CONGLOMERATES 2.37%
   General Electric Co.                               60,000          2,484,000
                                                               -----------------
RAILROADS 0.99%
   Norfolk Southern Corp.                             20,000          1,038,200
                                                               -----------------
TOTAL INDUSTRIALS (COST: $7,593,644)                                  9,002,800
                                                               -----------------
INFORMATION TECHNOLOGY 18.12%
BUSINESS SOFTWARE & SERVICES 1.93%
 o Quest Software, Inc.                               40,000            686,400
 o Waters Corp.                                       20,000          1,338,400
                                                               -----------------
                                                                      2,024,800
                                                               -----------------
COMMUNICATIONS EQUIPMENT 2.21%
 o Cisco Systems, Inc.                                70,000          2,317,700
                                                               -----------------
COMPUTER HARDWARE 5.34%
 o Apple, Inc. 3                                      30,000          4,606,200
   Hewlett-Packard Co.                                20,000            995,800
                                                               -----------------
                                                                      5,602,000
                                                               -----------------


SEE NOTES TO PORTFOLIO HOLDINGS                                  BURNHAM FUND  1

Burnham Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2007 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                     SHARES          VALUE
--------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS 3.03%
 o EMC Corp.                                         100,000   $      2,080,000
 o SanDisk Corp. 3                                    20,000          1,102,000
                                                               -----------------
                                                                      3,182,000
                                                               -----------------
INTERNET SOFTWARE & SERVICES 3.25%
 o Google Inc.                                         6,000          3,403,620
                                                               -----------------
SYSTEMS SOFTWARE 2.36%
   Microsoft Corp.                                    40,000          1,178,400
 o Oracle Corp.                                       60,000          1,299,000
                                                               -----------------
                                                                      2,477,400
                                                               -----------------
TOTAL INFORMATION TECHNOLOGY (COST: $13,208,834)                     19,007,520
                                                               -----------------
MATERIALS  4.95%
DIVERSIFIED METALS & MINING 2.50%
   Freeport-McMoRan Copper &
     Gold Inc.                                        25,000          2,622,250
                                                               -----------------
FERTILIZERS & AGRICULTURAL CHEMICALS 2.45%
   Monsanto Co.                                       30,000          2,572,200
                                                               -----------------
TOTAL MATERIALS (COST: $2,938,692)                                    5,194,450
                                                               -----------------
TELECOMMUNICATIONS SERVICES 2.48%
INTEGRATED TELECOMMUNICATIONS SERVICES 2.48%
   AT&T Inc.                                          30,000          1,269,300
   Verizon Communications Inc.                        30,000          1,328,400
                                                               -----------------
                                                                      2,597,700
                                                               -----------------
TOTAL TELECOMMUNICATIONS SERVICES
(COST: $1,894,790)                                                    2,597,700
                                                               -----------------
UTILITIES  3.50%
GAS UTILITIES 1.48%
   Southern Union Co.                                 50,000          1,555,500
                                                               -----------------
INDIVIDUAL POWER PRODUCERS &
 ENERGY TRADERS 2.02%
 o NRG Energy, Inc.                                   50,000          2,114,500
                                                               -----------------
TOTAL UTILITIES (COST: $1,918,741)                                    3,670,000
                                                               -----------------
TOTAL COMMON STOCKS (COST: $57,963,895)                              94,035,043
                                                               -----------------
REGISTERED INVESTMENT
 COMPANIES 5.37%

   Blackrock Enhanced Dividend
     Achievers Trust                                  75,000          1,000,500
   China Fund, Inc.                                   50,000          2,460,000
   India Fund, Inc. a                                 40,000          2,172,000
                                                               -----------------
TOTAL REGISTERED INVESTMENT COMPANIES
(COST: $3,978,397)                                                    5,632,500
                                                               -----------------

                                                      FACE
                                                     VALUE           VALUE
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS b 13.46%
(PERCENTAGE OF NET ASSETS)

DISCOUNTED COMMERCIAL PAPER 6.23%
   Prudential Funding, LLC
   4.70%, 10/01/07                               $ 1,300,000   $      1,300,000
                                                               -----------------
   Sanpaolo IMI U.S. Financial Co.
   5.00%, 10/02/07                                 5,232,000          5,231,273
                                                               -----------------
TOTAL DISCOUNTED COMMERCIAL PAPER
(COST: $6,531,273)                                                    6,531,273
                                                               -----------------
INVESTMENT TRUST 7.22%
   Securities Lending Investment
   Fund, a series of the Brown
   Brothers Investment Trust c,d                   7,568,914          7,568,914
                                                               -----------------
TOTAL INVESTMENT TRUST (COST: $7,568,914)                             7,568,914
                                                               -----------------
TIME DEPOSIT 0.01%
   Brown Brothers Harriman & Co. d
   4.47%, 10/01/07                                    10,303             10,303
                                                               -----------------
TOTAL TIME DEPOSIT (COST: $10,303)                                       10,303
                                                               -----------------
TOTAL SHORT-TERM INSTRUMENTS
(COST: $14,110,490)                                                  14,110,490
                                                               -----------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS 108.50%
(COST $76,052,782)                                             $    113,778,033

CALL OPTIONS WRITTEN (0.18)%
(PREMIUMS RECEIVED $116,898)                                           (184,500)

LIABILITIES, LESS CASH AND OTHER ASSETS (8.32)%                      (8,727,699)
                                                               -----------------
NET ASSETS 100.00%                                             $    104,865,834
                                                               =================

--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                   CONTRACTS
                                                   ---------
CALL OPTIONS WRITTEN (0.18)%

   Apple, Inc. Calls
   @ 155 due Oct 07                                      100   $        (46,500)
                                                               -----------------
   SanDisk Corp. Calls
   @ 47.5 due Oct 07                                     100            (80,000)
   @ 60 due Nov 07                                       100            (19,000)
                                                               -----------------
                                                                        (99,000)
                                                               -----------------
   The Boeing Co. Calls
   @ 105 due Nov 07                                      100            (39,000)
                                                               -----------------
TOTAL CALL OPTIONS WRITTEN
(PREMIUMS RECEIVED: $116,898)                                  $       (184,500)
                                                               =================


2  BURNHAM FUND                                  SEE NOTES TO PORTFOLIO HOLDINGS

Burnham Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2007 - (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

      THE TAX COST OF THE FUND AT SEPTEMBER 30, 2007, BASED ON SECURITIES OWNED WAS $76,052,782. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT SEPTEMBER 30, 2007 WAS $38,325,753 AND ($600,502), RESPECTIVELY.

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

a     ALL OR A PORTION OF SECURITY OUT ON LOAN.

b INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 6.24%.

c REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

d SECURITIES ISSUED BY, OR AN AFFILIATE OF, BROWN BROTHERS HARRIMAN & CO., THE FUNDS' CUSTODIAN.

ADR - AMERICAN DEPOSITORY RECEIPT.


SEE NOTES TO PORTFOLIO HOLDINGS                                  BURNHAM FUND  3

BURNHAM Financial Services Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2007 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                 NUMBER OF
                                                   SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 89.73%
(PERCENTAGE OF NET ASSETS)

BANKS 42.52%
BANKS - REGIONAL 39.64%
   Alliance Financial Corp.                          169,048   $      4,226,200
   Bancorp Rhode Island, Inc.                        103,461          3,699,765
   CapitalSouth Bancorp                               29,250            402,187
 o Centennial Bank Holdings, Inc.                    639,616          4,093,542
   Center Bancorp, Inc.                               26,875            323,038
 o Connecticut Bank & Trust Co.                       59,700            367,155
   First Horizon National Corp. 3                     20,000            533,200
   IberiaBank Corp.                                   10,100            531,765
   Midwest Banc Holdings, Inc.                        75,000          1,107,750
   NewAlliance Bancshares, Inc. 3                     50,000            734,000
   Osage Bancshares, Inc.                             50,000            430,500
   Porter Bancorp, Inc.                              133,738          2,808,498
   Provident Bankshares Corp.                         20,000            626,600
   Sterling Bancorp                                  275,000          3,850,000
   Sterling Bancshares, Inc.                         137,500          1,568,875
 o Sun American Bancorp a                             45,507            287,149
 o Superior Bancorp                                   90,822            801,958
   TCF Financial Corp. 3                              65,000          1,701,700
 o Texas Capital Bancshares, Inc.                     84,700          1,841,378
   The South Financial Group, Inc. 3                  27,500            625,350
   ViewPoint Financial Group                         324,593          5,998,479
                                                               -----------------
                                                                     36,559,089
                                                               -----------------
DIVERSIFIED BANKS 2.88%
   U.S. Bancorp. 3                                    20,000            650,600
   Wachovia Corp. 3                                   40,000          2,006,000
                                                               -----------------
                                                                      2,656,600
                                                               -----------------
TOTAL BANKS (COST: $41,523,026)                                      39,215,689
                                                               -----------------
DIVERSIFIED FINANCIALS 10.21%
OTHER DIVERSIFIED FINANCIAL SERVICES 2.10%
   Bank of America Corp. 3                            25,000          1,256,750
   The PNC Financial Services
     Group, Inc. d,3                                  10,000            681,000
                                                               -----------------
                                                                      1,937,750
                                                               -----------------
PROPERTY & CASUALTY INSURANCE 2.76%
 o CRM Holdings, Ltd.                                404,162          2,546,221
                                                               -----------------
REAL ESTATE INVESTMENT TRUSTS 5.04%
   Annaly Capital Management, Inc. 3                 216,535          3,449,403
   Capstead Mortgage Corp.                           116,250          1,195,050
                                                               -----------------
                                                                      4,644,453
                                                               -----------------
UNREGISTERED INVESTMENT COMPANY 0.31%
   Peregrine Holdings Ltd. c,5,6                     275,000            285,819
                                                               -----------------
TOTAL DIVERSIFIED FINANCIALS (COST: $9,400,731)                       9,414,243
                                                               -----------------

                                                 NUMBER OF
                                                   SHARES           VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE 37.00%
THRIFTS & MORTGAGE FINANCE 37.00%
   Bank of Atlanta c,5                               228,572   $      1,600,004
   Berkshire Hills Bancorp, Inc.                      68,300          2,064,709
 o Chicopee Bancorp, Inc.                            136,816          1,881,220
   Citizens South Banking Corp., Inc.                231,871          2,858,969
   Clifton Savings Bancorp, Inc.                      38,250            452,498
   Dime Community Bancshares, Inc.                    75,000          1,122,750
   First Clover Leaf Financial Corp.                  33,700            371,037
   Hudson City Bancorp, Inc. 3                       212,300          3,265,174
 o Investors Bancorp, Inc. a                         300,187          4,250,648
   New England Bancshares, Inc.                       53,076            610,374
   Northeast Community Bancorp, Inc.                 150,000          1,635,000
   OceanFirst Financial Corp.                          3,791             66,077
   Pamrapo Bancorp, Inc.                               4,578             86,753
   Parkvale Financial Corp.                           17,024            493,696
   People's United Financial, Inc.                   340,363          5,881,473
   Sovereign Bancorp, Inc. 3                         247,500          4,217,400
   Webster Financial Corp.                            20,000            842,400
   Willow Financial Bancorp, Inc.                    195,388          2,428,673
                                                               -----------------
                                                                     34,128,855
                                                               -----------------
TOTAL THRIFTS & MORTGAGE FINANCE
(COST: $33,892,417)                                                  34,128,855
                                                               -----------------
TOTAL COMMON STOCKS (COST: $84,816,174)                              82,758,787
                                                               -----------------

                                                    FACE
                                                    VALUE
                                                ------------
SHORT-TERM INSTRUMENTS b 15.44%
(PERCENTAGE OF NET ASSETS)

CERTIFICATE OF DEPOSIT 0.11%
   Eastern Bank
   5.00%, 11/30/07                              $    100,000            100,000
                                                               -----------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $100,000)                           100,000
                                                               -----------------
DISCOUNTED COMMERCIAL PAPER 10.46%
   Prudential Funding, LLC
   4.70%, 10/01/07                                 5,000,000          5,000,000
                                                               -----------------
   Sanpaolo IMI U.S. Financial Co.
   5.00%, 10/02/07                                 4,648,000          4,647,354
                                                               -----------------
TOTAL DISCOUNTED COMMERCIAL PAPER
(COST: $9,647,354)                                                    9,647,354
                                                               -----------------
INVESTMENT TRUST 4.82%
   Securities Lending Investment Fund,
   a series of the Brown Brothers
   Investment Trust e,f                            4,445,015          4,445,015
                                                               -----------------
TOTAL INVESTMENT TRUST (COST: $4,445,015)                             4,445,015
                                                               -----------------
TIME DEPOSIT 0.05%
   Brown Brothers Harriman & Co. f
   4.47%, 10/01/07                                    48,667             48,667
                                                               -----------------
TOTAL TIME DEPOSIT (COST: $48,667)                                       48,667
                                                               -----------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $14,241,036)                     14,241,036
                                                               -----------------


4  FINANCIAL SERVICES FUND                       SEE NOTES TO PORTFOLIO HOLDINGS

BURNHAM Financial Services Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2007 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                 NUMBER OF
                                                 CONTRACTS          VALUE
--------------------------------------------------------------------------------
CALL OPTION PURCHASED - 0.04%

   Sovereign Bancorp, Inc. Calls
   @ 19 due Jan 08                                       500   $         34,125
                                                               -----------------
TOTAL CALL OPTION PURCHASED
(PREMIUMS PAID: $247,190)                                                34,125
                                                               -----------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS 105.21%
(COST $99,304,400)                                             $     97,033,948

CALL OPTIONS WRITTEN (0.67)%
(PREMIUMS RECEIVED $808,972)                                           (615,115)

LIABILITIES, LESS CASH AND OTHER ASSETS (4.54)%                      (4,189,391)
                                                               -----------------
NET ASSETS 100.00%                                             $     92,229,442
                                                               =================
--------------------------------------------------------------------------------

                                                 NUMBER OF
                                                 CONTRACTS
                                                ------------
CALL OPTIONS WRITTEN (0.67)%

   Annaly Capital Management, Inc. Calls
   @ 15 due Oct 07                                       262   $        (30,130)
   @ 15 due Jan 08                                       750           (127,500)
   @ 17.5 due Jan 08                                     653            (29,385)
   @ 17.5 due Apr 08                                     500            (40,000)
                                                               -----------------
                                                                       (227,015)
                                                               -----------------
   Bank of America Corp. Calls
   @ 55 due Jan 08                                       250            (13,750)
                                                               -----------------
   First Horizon National Corp. Calls
   @ 30 due Feb 08                                       200            (20,000)
                                                               -----------------
   Hudson City Bancorp, Inc. Calls
   @ 15 due Jan 08                                       500            (55,000)
                                                               -----------------
   NewAlliance Bancshares, Inc. Calls
   @ 15 due Jan 08                                       500            (42,500)
                                                               -----------------
   Sovereign Bancorp, Inc. Calls
   @ 17.5 due Oct 07                                     500            (20,000)
   @ 20 due Jan 08                                       500            (22,500)
   @ 22.5 due Jan 08                                     500            (10,000)
   @ 25 due Jan 08                                       250             (1,250)
   @ 30 due Jan 08                                       520             (2,600)
                                                               -----------------
                                                                        (56,350)
                                                               -----------------
   TCF Financial Corp. Calls
   @ 25 due Jan 08                                       250            (62,500)
                                                               -----------------
   The PNC Financial Services Group, Inc. Calls
   @ 75 due Jan 08                                       100             (9,500)
                                                               -----------------
   The South Financial Group, Inc. Calls
   @ 25 due Feb 08                                       200            (13,000)
                                                               ----------------
   U.S. Bancorp Calls
   @ 35 due Mar 08                                       100             (9,000)
                                                               -----------------

                                                   NUMBER OF
                                                   CONTRACTS        VALUE
--------------------------------------------------------------------------------
   Wachovia Corp. Calls
   @ 47.5 due Oct 07                                     100   $        (29,500)
   @ 50 due Jan 08                                       200            (60,000)
   @ 52.5 due Jan 08                                     100            (17,000)
                                                               -----------------
                                                                       (106,500)
                                                               -----------------
TOTAL CALL OPTIONS WRITTEN
(PREMIUMS RECEIVED: $808,972)                                  $       (615,115)
                                                               =================

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

      THE TAX COST OF THE FUND AT SEPTEMBER 30, 2007, BASED ON SECURITIES OWNED WAS $99,304,400. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT SEPTEMBER 30, 2007 WAS $5,027,908 AND ($7,298,360), RESPECTIVELY.

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

a     ALL OR A PORTION OF SECURITY OUT ON LOAN.

b INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 10.62%.

c INDICATES A FAIR VALUED SECURITY. TOTAL MARKET VALUE FOR FAIR VALUED SECURITIES IS $1,885,823, REPRESENTING 2.04% OF NET ASSETS.

d     PARENT COMPANY OF THE FUNDS' TRANSFER AGENT.

e REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

f SECURITIES ISSUED BY, OR AN AFFILIATE OF, BROWN BROTHERS HARRIMAN & CO., THE FUNDS' CUSTODIAN.


SEE NOTES TO PORTFOLIO HOLDINGS                       FINANCIAL SERVICES FUND  5

BURNHAM Financial Industries Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2007 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                  NUMBER OF
                                                   SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 90.34%
(PERCENTAGE OF NET ASSETS)

BANKS 29.14%
BANKS - REGIONAL 22.70%
   First Community Bancorp+                           20,000   $      1,094,200
   First Horizon National Corp. 3                     10,000            266,600
   NewAlliance Bancshares, Inc. 3                     25,000            367,000
   Northern Trust Corp. 3                             15,000            994,050
   Provident Bankshares Corp. +                       25,000            783,250
   SunTrust Banks, Inc. 3                             20,000          1,513,400
   TCF Financial Corp. +,3                            57,500          1,505,350
   The South Financial Group, Inc. 3                  20,000            454,800
                                                               -----------------
                                                                      6,978,650
                                                               -----------------
DIVERSIFIED BANKS 6.44%
   U.S. Bancorp 3                                     30,000            975,900
   Wachovia Corp. 3                                   20,000          1,003,000
                                                               -----------------
                                                                      1,978,900
                                                               -----------------
TOTAL BANKS (COST: $8,968,387)                                        8,957,550
                                                               -----------------
DIVERSIFIED FINANCIALS 23.86%
CONSUMER FINANCE 5.41%
   Discover Financial Services LLC 3                  80,000          1,664,000
                                                               -----------------
MULTI-LINE INSURANCE 2.61%
   Assurant, Inc. 3                                   15,000            802,500
                                                               -----------------
OTHER DIVERSIFIED FINANCIAL SERVICES 6.31%
   Bank of America Corp. 3                            25,000          1,256,750
   The PNC Financial Services
     Group, Inc. c,3                                  10,000            681,000
                                                               -----------------
                                                                      1,937,750
                                                               -----------------
PROPERTY & CASUALTY INSURANCE 3.30%
   American International Group, Inc. 3               15,000          1,014,750
                                                               -----------------
REAL ESTATE INVESTMENT TRUSTS 6.23%
   Annaly Capital Management, Inc. 3                 120,200          1,914,786
                                                               -----------------
TOTAL DIVERSIFIED FINANCIALS (COST: $7,224,645)                       7,333,786
                                                               -----------------
THRIFTS & MORTGAGE FINANCE 37.34%
THRIFTS & MORTGAGE FINANCE 37.34%
   Hudson City Bancorp, Inc. +,3                     150,000          2,307,000
 o Investors Bancorp, Inc. +,a                       264,859          3,750,403
   People's United Financial, Inc.+                  170,182          2,940,745
   Sovereign Bancorp, Inc. 3                         100,000          1,704,000
   Washington Mutual, Inc. 3                          10,000            353,100
   Webster Financial Corp.                            10,000            421,200
                                                               -----------------
                                                                     11,476,448
                                                               -----------------
TOTAL THRIFTS & MORTGAGE FINANCE
(COST: $11,417,018)                                                  11,476,448
                                                               -----------------
TOTAL COMMON STOCKS (COST: $27,610,050)                              27,767,784
                                                               -----------------

                                                    FACE
                                                    VALUE           VALUE
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS b 8.06%
(PERCENTAGE OF NET ASSETS)

CERTIFICATE OF DEPOSIT 0.33%
   Eastern Bank
   5.00%, 11/30/07                              $    100,000   $        100,000
                                                               -----------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $100,000)                           100,000
                                                               -----------------
DISCOUNTED COMMERCIAL PAPER 6.95%
   Prudential Funding, LLC
   4.70%, 10/01/07                                   600,000            600,000
                                                               -----------------
   Sanpaolo IMI U.S. Financial Co.
   5.00%, 10/02/07                                 1,538,000          1,537,786
                                                               -----------------
TOTAL DISCOUNTED COMMERCIAL PAPER
(COST: $2,137,786)                                                    2,137,786
                                                               -----------------
INVESTMENT TRUST 0.72%
   Securities Lending Investment Fund,
   a series of the Brown Brothers
   Investment Trust d,e                              220,650            220,650
                                                               -----------------
TOTAL INVESTMENT TRUST (COST: $220,650)                                 220,650
                                                               -----------------
TIME DEPOSIT 0.06%
   Brown Brothers Harriman & Co. e
   4.47%, 10/01/07                                    18,765             18,765
                                                               -----------------
TOTAL TIME DEPOSIT (COST: $18,765)                                       18,765
                                                               -----------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $2,477,201)                       2,477,201
                                                               -----------------

                                                  NUMBER OF
                                                  CONTRACTS
                                                ------------

CALL OPTION PURCHASED 0.05%

   Sovereign Bancorp, Inc. Calls
   @ 19 due Jan 08                                       250             17,063
                                                               -----------------
TOTAL CALL OPTION PURCHASED
(PREMIUMS PAID: $123,595)                                                17,063
                                                               -----------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.45%
(COST $30,210,846)                                             $     30,262,048

SHORT SALES (20.92)%
(PROCEEDS $6,735,899)                                                (6,431,536)

CALL OPTIONS WRITTEN (1.58)%
(PREMIUMS RECEIVED $788,375)                                           (484,715)

PUT OPTIONS WRITTEN (0.21)%
(PREMIUMS RECEIVED $48,470)                                             (66,000)

CASH AND OTHER ASSETS, LESS LIABILITIES 24.26%                        7,458,376
                                                               -----------------
NET ASSETS 100.00%                                             $     30,738,173
                                                               =================
--------------------------------------------------------------------------------


6  FINANCIAL INDUSTRIES FUND                     SEE NOTES TO PORTFOLIO HOLDINGS

BURNHAM Financial Industries Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2007 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                    SHARES           VALUE
--------------------------------------------------------------------------------
SHORT SALES (20.92)%

   Fifth Third Bancorp                                10,000   $       (338,800)
   First Niagara Financial Group, Inc.                33,332           (471,648)
   Franklin Resources, Inc.                            5,000           (637,500)
   M & T Bank Corp.                                    5,000           (517,250)
   Marshall & Ilsley Corp. 4                          10,000           (437,700)
   Northwest Bancorp, Inc.                            25,000           (711,500)
   Popular, Inc.                                      25,000           (307,000)
   Regions Financial Corp. 4                          30,000           (884,400)
 o Signature Bank                                     20,000           (704,600)
   UCBH Holdings, Inc.                                27,000           (471,960)
   Umpqua Holdings Corp.                              11,833           (236,778)
   Wells Fargo & Co. 4                                20,000           (712,400)
                                                               -----------------
TOTAL SHORT SALES (PROCEEDS: $6,735,899)                             (6,431,536)
                                                               -----------------

                                                   NUMBER OF
                                                   CONTRACTS
                                                  ----------
CALL OPTIONS WRITTEN (1.58)%

   American International Group, Inc. Calls
   @ 75 due Jan 08                                        50             (3,500)
   @ 80 due Jan 08                                       100             (1,500)
                                                               -----------------
                                                                         (5,000)
                                                               -----------------
   Annaly Capital Management, Inc. Calls
   @ 15 due Oct 07                                       250            (28,750)
   @ 15 due Jan 08                                       375            (63,750)
   @ 17.5 due Jan 08                                     327            (14,715)
   @ 17.5 due Apr 08                                     250            (20,000)
                                                               -----------------
                                                                       (127,215)
                                                               -----------------
   Assurant, Inc. Calls
   @ 60 due Jan 08                                       150            (11,250)
                                                               -----------------
   Bank of America Corp. Calls
   @ 52.5 due Jan 08                                      90            (11,700)
   @ 55 due Jan 08                                       160             (8,800)
                                                               -----------------
                                                                        (20,500)
                                                               -----------------
   Discover Financial Services LLC Calls
   @ 22.5 due Oct 07                                     200             (4,000)
   @ 25 due Jan 08                                       400            (28,000)
   @ 30 due Jan 08                                       200             (4,000)
                                                               -----------------
                                                                        (36,000)
                                                               -----------------
   First Horizon National Corp. Calls
   @ 30 due Feb 08                                       100            (10,000)
                                                               -----------------
   Hudson City Bancorp, Inc. Calls
   @ 15 due Jan 08                                       250            (27,500)
                                                               -----------------
   NewAlliance Bancshares, Inc. Calls
   @ 15 due Jan 08                                       250            (21,250)
                                                               -----------------
   Northern Trust Corp. Calls
   @ 60 due Jan 09                                        75            (60,000)
   @ 65 due Jan 09                                        75            (34,500)
                                                               -----------------
                                                                        (94,500)
                                                               -----------------

                                                   NUMBER OF
                                                   CONTRACTS         VALUE
--------------------------------------------------------------------------------
   Sovereign Bancorp, Inc. Calls
   @ 17.5 due Oct 07                                     250   $        (10,000)
   @ 22.5 due Jan 08                                     250             (5,000)
   @ 25 due Jan 08                                       375             (1,875)
   @ 30 due Jan 08                                       125               (625)
                                                               -----------------
                                                                        (17,500)
                                                               -----------------
   SunTrust Banks, Inc. Calls
   @ 80 due Oct 07                                        50             (3,250)
   @ 85 due Jan 08                                        50             (6,250)
   @ 90 due Oct 07                                        50               (250)
   @ 95 due Oct 07                                        50               (250)
                                                               -----------------
                                                                        (10,000)
                                                               -----------------
   TCF Financial Corp. Calls
   @ 25 due Jan 08                                       125            (31,250)
                                                               -----------------
   The PNC Financial Services Group, Inc. Calls
   @ 80 due Jan 08                                       100             (2,500)
                                                               -----------------
   The South Financial Group, Inc. Calls
   @ 25 due Feb 08                                       100             (6,500)
                                                               -----------------
   U.S. Bancorp Calls
   @ 35 due Mar 08                                       100             (9,000)
   @ 37.5 due Jan 08                                     100             (1,000)
                                                               -----------------
                                                                        (10,000)
                                                               -----------------
   Wachovia Corp. Calls
   @ 47.5 due Oct 07                                      50            (14,750)
   @ 50 due Jan 08                                       100            (30,000)
   @ 52.5 due Jan 08                                      50             (8,500)
                                                               -----------------
                                                                        (53,250)
                                                               -----------------
   Washington Mutual, Inc. Calls
   @ 50 due Jan 08                                       100               (500)
                                                               -----------------
TOTAL CALL OPTIONS WRITTEN
(PREMIUMS RECEIVED: $788,375)                                          (484,715)
                                                               -----------------

PUT OPTIONS WRITTEN (0.21)%

   Marshall & Ilsley Corp. Puts
   @ 45 due Jan 08                                       100            (29,000)
                                                               -----------------
   Regions Financial Corp. Puts
   @ 30 due Jan 08                                       100            (19,000)
                                                               -----------------
   Wells Fargo & Co. Puts
   @ 32.5 due Oct 07                                     100             (1,500)
   @ 35 due Jan 08                                       100            (16,500)
                                                               -----------------
                                                                        (18,000)
                                                               -----------------
TOTAL PUT OPTIONS WRITTEN
(PREMIUMS RECEIVED: $48,470)                                   $        (66,000)
                                                               =================


SEE NOTES TO PORTFOLIO HOLDINGS                     FINANCIAL INDUSTRIES FUND  7

BURNHAM Financial Industries Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2007 - (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

      THE TAX COST OF THE FUND AT SEPTEMBER 30, 2007, BASED ON SECURITIES OWNED WAS $30,210,846. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT SEPTEMBER 30, 2007 WAS $1,509,248 AND ($1,458,046), RESPECTIVELY.

+     SECURITY OR PARTIAL SECURITY SEGREGATED AS COLLATERAL FOR SECURITIES SOLD
      SHORT.

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

a     ALL OR A PORTION OF SECURITY OUT ON LOAN.

b INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 7.34%.

c     PARENT COMPANY OF THE FUNDS' TRANSFER AGENT.

d REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

e SECURITIES ISSUED BY, OR AN AFFILIATE OF, BROWN BROTHERS HARRIMAN & CO., THE FUNDS' CUSTODIAN.


8  FINANCIAL INDUSTRIES FUND                     SEE NOTES TO PORTFOLIO HOLDINGS

BURNHAM U.S. Government Money Market Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2007 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                   FACE
                                                   VALUE            VALUE
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 100.82%
(PERCENTAGE OF NET ASSETS)

U.S. TREASURY OBLIGATIONS 54.91%
   U.S. Treasury Bills
   2.60%, 10/04/07                             $   100,000,000   $   99,978,333
   3.88%, 2/21/08                                   25,000,000       24,608,736
                                                                 ---------------
                                                                    124,587,069
                                                                 ---------------
   U.S. Treasury Note
   3.75%, 5/15/08                                   20,000,000       19,850,351
                                                                 ---------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST: $144,437,420)                                                144,437,420
                                                                 ---------------
REPURCHASE AGREEMENTS 45.89%
   Citigroup Global Markets Inc.,
   3.85% dated 9/28/07, to be
   repurchased at $60,719,475
   on 10/01/07 (collateralized by
   $72,140,000 Resolution
   Funding Corp. STRIPs,
   due 1/15/08-4/15/30,
   value $35,499,992
   and $24,893,000 U.S.
   Treasury Note, 5.125%
   due 5/15/16, value
   $26,414,715)                                     60,700,000       60,700,000
                                                                 ---------------
   The Goldman Sachs Group, Inc.,
   4.85% dated 9/28/07, to be
   repurchased at $60,024,250
   on 10/01/07 (collateralized by
   $1,532,816,989 GNMA,
   0.00%-6.27% due 10/16/27-
   9/20/35, value $61,200,000)                      60,000,000       60,000,000
                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS
(COST: $120,700,000)                                                120,700,000
                                                                 ---------------
TIME DEPOSIT 0.02%
   Brown Brothers Harriman & Co. a
   4.47%, 10/01/07                                      51,169           51,169
                                                                 ---------------
TOTAL TIME DEPOSIT (COST: $51,169)                                       51,169
                                                                 ---------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $265,188,589)                   265,188,589
                                                                 ---------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.82%
(COST $265,188,589)*                                             $  265,188,589

LIABILITIES, LESS CASH AND OTHER ASSETS (0.82)%                      (2,149,278)
                                                                 ---------------
NET ASSETS 100.00%                                               $  263,039,311
                                                                 ===============

--------------------------------------------------------------------------------

*     AGGREGATE COST FOR FEDERAL TAX PURPOSES.

a SECURITIES ISSUED BY, OR AN AFFILIATE OF, BROWN BROTHERS HARRIMAN & CO., THE FUNDS' CUSTODIAN.


SEE NOTES TO PORTFOLIO HOLDINGS             U.S. GOVERNMENT MONEY MARKET FUND  9

NOTES TO PORTFOLIO HOLDINGS - SEPTEMBER 30, 2007 (UNAUDITED)

VALUATION AND INVESTMENT PRACTICES

1. VALUING SECURITIES

      THE FUNDS USE THESE METHODS TO VALUE PORTFOLIO SECURITIES:

      STOCKS AND OTHER EQUITIES ARE VALUED AT THE LAST QUOTED SALES PRICE AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (GENERALLY 4:00 P.M. EASTERN TIME) OR THE NASDAQ OFFICIAL CLOSING PRICE ("NOCP") ON THE VALUATION DATE. ANY EQUITIES THAT DIDN'T TRADE THAT DAY ARE VALUED AT THE LAST AVAILABLE BID PRICE.

      BONDS AND OTHER DEBT SECURITIES (EXCEPT FOR SHORT-TERM SECURITIES) ARE VALUED ACCORDING TO PRICES OBTAINED FROM INDEPENDENT PRICING SERVICES OR FROM A PRINCIPAL MARKET MAKER. THESE SERVICES RELY EITHER ON THE LATEST BID AND ASKED PRICES OR ON A MATRIX SYSTEM THAT ASSIGNS VALUES BASED ON A NUMBER OF FACTORS, SUCH AS SECURITY PRICES, YIELDS, MATURITIES, AND RATINGS.

      MONEY MARKET INSTRUMENTS AND OTHER TEMPORARY CASH INVESTMENTS ARE VALUED DIFFERENTLY DEPENDING ON THE FUND. THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND VALUES THEM AT AMORTIZED COST, WHICH APPROXIMATES FAIR VALUE, BY AMORTIZING ANY DISCOUNT OR PREMIUM IN A STRAIGHT LINE FROM THE PRESENT TO THE MATURITY DATE (THE METHOD MOST COMMONLY USED TO VALUE THESE TYPES OF SECURITIES). THE REMAINING FUNDS USE THIS METHOD FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LESS THAN 60 DAYS. FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LONGER THAN 60 DAYS, THE REMAINING FUNDS VALUE THEM THE SAME WAY BONDS ARE VALUED.

      REPURCHASE AGREEMENTS, WHICH EACH FUND CAN USE AS LONG AS THE COUNTERPARTIES MEET THE BOARD OF TRUSTEES' CREDIT STANDARDS, ARE RECORDED AT COST. ANY REPURCHASE AGREEMENTS MUST BE FULLY COLLATERALIZED BY U.S. GOVERNMENT SECURITIES, WHICH ARE HELD BY A CUSTODIAN BANK UNTIL THE AGREEMENTS MATURE. THESE SECURITIES ARE MONITORED DAILY TO ENSURE THAT THEIR VALUE (INCLUDING INTEREST) IS AT LEAST 102% OF THE AMOUNT OWED TO A FUND UNDER THE RELATED REPURCHASE AGREEMENT. IN THE EVENT OF COUNTERPARTY DEFAULT, A FUND HAS THE RIGHT TO USE THE COLLATERAL TO OFFSET LOSSES INCURRED. THERE IS POTENTIAL LOSS IN THE EVENT A FUND IS DELAYED OR PREVENTED FROM EXERCISING ITS RIGHT TO DISPOSE OF THE COLLATERAL SECURITIES, INCLUDING THE RISK OF A POSSIBLE DECLINE IN THE VALUE OF THE UNDERLYING SECURITIES DURING THE PERIOD WHILE THE FUND SEEKS TO ASSERT ITS RIGHTS.

      OPTIONS MAY BE WRITTEN BY THE NON-MONEY MARKET FUNDS TO MANAGE EXPOSURE TO CERTAIN CHANGES IN MARKETS. ALL CALL AND PUT OPTIONS WRITTEN BY A FUND ARE COVERED. WHEN A FUND ENTERS INTO A WRITTEN CALL OPTION, IT RECORDS THE AMOUNT RECEIVED AS AN ASSET AND ALSO RECORDS AN EQUIVALENT AMOUNT AS A LIABILITY. THE FUND SUBSEQUENTLY MARKS-TO-MARKET THE LIABILITY, TO REFLECT THE OPTION'S CURRENT VALUE. THE POTENTIAL RISK TO THE FUNDS IS THAT THE CHANGE IN VALUE OF OPTIONS CONTRACTS MAY NOT CORRESPOND TO THE CHANGE IN VALUE OF THE HEDGED INSTRUMENTS. IN ADDITION, LOSSES MAY ARISE FROM CHANGES IN THE VALUE OF THE UNDERLYING INSTRUMENTS, IF THERE IS AN ILLIQUID SECONDARY MARKET FOR THE CONTRACTS, OR IF THE COUNTERPARTY TO THE CONTRACT IS UNABLE TO PERFORM. WHEN A CALL OPTION EXPIRES OR IS OFFSET, THE FUND RECORDS A GAIN OR LOSS (SEPARATE FROM ANY UNREALIZED GAIN OR LOSS ON THE UNDERLYING SECURITY). WHEN A COUNTERPARTY EXERCISES A CALL OPTION THAT THE FUND WROTE, THE FUND ADDS THE PROCEEDS FROM THE DELIVERY OF THE UNDERLYING SECURITY TO THE AMOUNT ORIGINALLY RECEIVED AND RECORDS THE RESULTING GAIN OR LOSS.

      EXCHANGE TRADED OPTIONS ARE VALUED AT THE LAST SALE PRICE, OR IF NO SALES ARE REPORTED, THE LAST BID PRICE FOR PURCHASED OPTIONS AND FOR WRITTEN OPTIONS.

      SHORT SALES MAY BE USED BY NON-MONEY MARKET FUNDS TO MANAGE RISK TO CERTAIN CHANGES IN THE MARKET. WHEN A FUND ENTERS INTO A SHORT SALE, THE FUND RECORDS A LIABILITY FOR SECURITIES SOLD SHORT AND RECORDS AN ASSET EQUAL TO PROCEEDS RECEIVED. THE AMOUNT OF THE LIABILITY IS SUBSEQUENTLY MARKED-TO-MARKET TO REFLECT THE MARKET VALUE OF SECURITIES SOLD SHORT. THE FUND MAY ALSO INCUR A DIVIDEND EXPENSE IF A SECURITY THAT HAS BEEN SOLD SHORT DECLARES A DIVIDEND. UNTIL THE FUND REPLACES A BORROWED SECURITY, IT WILL MAINTAIN IN A SEGREGATED ACCOUNT AT ALL TIMES CASH, U.S. GOVERNMENT SECURITIES, OR OTHER LIQUID SECURITIES IN AN AMOUNT WHICH, WHEN ADDED TO ANY AMOUNT DEPOSITED WITH A BROKER OR CUSTODIAN AS COLLATERAL WILL AT LEAST EQUAL THE CURRENT MARKET VALUE OF THE SECURITY SOLD SHORT. ALL SHORT SALES MUST BE COLLATERALIZED AS REQUIRED BY LAW OR AGREEMENT WITH THE FUNDS PRIME BROKER. THE FUND IS EXPOSED TO MARKET RISK BASED ON THE AMOUNT, IF ANY, THAT THE MARKET VALUE OF THE SECURITIES SOLD SHORT EXCEEDS THE PROCEEDS RECEIVED.

      SHORT SALES INVOLVE ELEMENTS OF MARKET RISK AND EXPOSURE TO LOSS IN EXCESS OF THE AMOUNTS REFLECTED IN THE STATEMENT OF ASSETS AND LIABILITIES. THIS RISK IS POTENTIALLY UNLIMITED, AS A FUND THAT SELLS A SECURITY SHORT WITHOUT HEDGING WILL BE EXPOSED TO ANY MARKET VALUE INCREASE. DURING THE PERIOD, ONLY BURNHAM FINANCIAL INDUSTRIES FUND ENGAGED IN SHORT SALES.

      FAIR VALUE PRICING

      EACH FUND (OTHER THAN THE MONEY MARKET FUND) VALUES THE SECURITIES IN ITS PORTFOLIO ON THE BASIS OF MARKET QUOTATIONS AND VALUATIONS PROVIDED BY INDEPENDENT PRICING SERVICES. IF QUOTATIONS ARE NOT READILY AVAILABLE OR IF MARKET QUOTATIONS MAY BE UNRELIABLE, A FUND MAY VALUE ITS SECURITIES BY A METHOD THAT THE TRUSTEES BELIEVE ACCURATELY REFLECTS FAIR VALUE. A FUND THAT USES FAIR VALUE TO PRICE SECURITIES MAY VALUE THOSE SECURITIES HIGHER OR LOWER THAN A FUND THAT USES MARKET QUOTATIONS.

      ACCOUNTING FOR PORTFOLIO TRANSACTIONS

      THE FUNDS ACCOUNT FOR PURCHASES AND SALES OF PORTFOLIO SECURITIES AS OF EACH SECURITY'S TRADE DATE. THE FUNDS DETERMINE REALIZED GAINS AND LOSSES BASED ON IDENTIFIED COST (THE SAME BASIS USED FOR FEDERAL INCOME TAX PURPOSES). WHEN THE FUNDS EARN DIVIDENDS, THEY RECORD THE INCOME ON THE EX-DIVIDEND DATE, MINUS ANY FOREIGN TAXES. THE FUNDS RECORD INTEREST INCOME AS IT ACCRUES. AMORTIZATION OF ALL PREMIUMS AND DISCOUNTS RELATING TO FIXED INCOME SECURITIES ARE CALCULATED USING THE EFFECTIVE YIELD METHOD.

2. SECURITIES LENDING

      THE FUNDS MAY LEND SECURITIES TO BROKERS, DEALERS, AND OTHER FINANCIAL ORGANIZATIONS TO EARN ADDITIONAL INCOME. EACH SECURITY LOAN IS COLLATERALIZED WITH SEGREGATED ASSETS HELD WITH THE CUSTODIAN IN AN AMOUNT EQUAL TO OR GREATER THAN THE CURRENT MARKET VALUE OF THE LOANED SECURITIES. WHEN A FUND LENDS PORTFOLIO SECURITIES, THERE IS A RISK THAT THE BORROWER MAY FAIL TO RETURN THE SECURITIES. AS A RESULT, THE FUND MAY INCUR A LOSS OR, IN THE EVENT OF A BORROWER'S BANKRUPTCY, MAY BE DELAYED IN, OR PREVENTED FROM, LIQUIDATING THE COLLATERAL. THE FUND WILL BEAR THE RISK OF LOSS WITH RESPECT TO THE INVESTMENT OF CASH COLLATERAL.


10  NOTES TO PORTFOLIO HOLDINGS

NOTES TO PORTFOLIO HOLDINGS - SEPTEMBER 30, 2007 (UNAUDITED)

      AT SEPTEMBER 30, 2007, SECURITIES OR A PORTION OF THESE SECURITIES ARE OUT ON LOAN. THE AGGREGATE MARKET VALUE OF THESE LOANED SECURITIES AND THE VALUE OF THE CASH COLLATERAL THE FUNDS RECEIVED ARE AS FOLLOWS:

                                LOANED SECURITIES      % OF          VALUE OF
                                  MARKET VALUE      NET ASSETS   CASH COLLATERAL
                                -----------------   ----------   ---------------
      BURNHAM FUND                  $7,378,462         7.04%        $7,568,914

      BURNHAM FINANCIAL
         SERVICES FUND              $4,252,412         4.61%        $4,445,015

3. SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.

4. SECURITIES OR PARTIAL SECURITIES ON WHICH PUT OPTIONS WERE WRITTEN.

5. RESTRICTED SECURITIES

      ALL FUNDS EXCEPT BURNHAM U.S. GOVERNMENT MONEY MARKET FUND MAY NOT INVEST MORE THAN 15% OF ITS NET ASSETS WHICH ARE SUBJECT TO LEGAL OR CONTRACTUAL RISKS. AT SEPTEMBER 30, 2007, THE BURNHAM FINANCIAL SERVICES FUND OWNED THE FOLLOWING RESTRICTED SECURITIES WHICH MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933 ("THE 1933 ACT.") THE VALUE OF THESE SECURITIES IS DETERMINED USING QUOTATIONS SUPPLIED BY A PRICING SERVICE OR BROKER, OR IF NOT AVAILABLE, IN GOOD FAITH PURSUANT TO PROCEDURES ADOPTED BY THE BOARD OF TRUSTEES. CERTAIN OF THESE SECURITIES MAY BE OFFERED AND SOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER THE RULE 144A IF THE 1933 ACT.

      DESCRIPTION,
      DATE OF PURCHASE,
      % OF NET ASSETS                          SHARES       COST         VALUE
      -----------------                       --------   ----------   ----------
      BANK OF ATLANTA                          228,572   $1,600,004   $1,600,004
      05/08/06
      1.73%

      PEREGRINE HOLDINGS LTD.                  275,000   $  285,819   $  285,819
      05/31/02
      0.31%

6. TRANSACTIONS WITH AFFILIATED SECURITIES

      DURING THE PERIOD THE BURNHAM FINANCIAL SERVICES FUND OWNED SHARES OF THE FOLLOWING AFFILIATED SECURITIES. AN AFFILIATED SECURITY IS A SECURITY IN WHICH THE FUND HAS OWNERSHIP OF AT LEAST 5% OF THE VOTING SECURITIES.

                          VALUE AT    COST OF    COST OF   VALUE AT     REALIZED    DIVIDEND
AFFILIATE                 12/31/06   PURCHASES    SALES     9/30/07   GAIN/(LOSS)    INCOME
----------                --------   ---------   -------   --------   -----------   --------
PEREGRINE HOLDINGS LTD.   $282,750      $--        $--     $285,819       $--          $--


                                                 NOTES TO PORTFOLIO HOLDINGS  11

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                      BURNHAM INVESTORS TRUST


By:                               /s/ Jon M. Burnham
                                  ---------------------------------------------
                                  Jon M. Burnham, Chief Executive Officer


Date:                             November 6, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:                               /s/ Jon M. Burnham
                                  ---------------------------------------------
                                  Jon M. Burnham, Chief Executive Officer


Date:                             November 6, 2007



By:                               /s/ Michael E. Barna
                                  ---------------------------------------------
                                  Michael E. Barna, Chief Financial Officer


Date:                             November 6, 2007